UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                        Maxim S&P 500 Index(R) Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim S&P 500 Index(R) Portfolio

The S&P 500 Index(R) posted a total return of 4.91% in 2005. Strong economic data, record corporate profits and a healthy real estate market all contributed to the positive performance. Conversely, rising rates, record oil prices and concerns about consumer spending weighed on the market, keeping it in a narrow trading range and preventing the Dow from breaking through 11,000. The Energy sector was by a large margin the best performing sector in 2005, returning 31.43%. Utilities were the second best performing sector, returning 16.93%. Valero Energy (VLO) was the best performing security in the Index, posting a positive return of 128.46%. Apple Computer Inc. (AAPL) and Express Scripts Inc
(ESRX) were the second and third best performers, returning 123.26% and 119.26% respectively. The Consumer Discretionary sector and Telecomm Services sector were the weakest performing sectors, with negative returns of 6.46% and 5.47% respectively. The worst performing security in the Index for the year was Gateway Inc. (GTW), posting a negative return of 58.24%. Dana Corp. (DCN) and Sanmina-Sci Corp. (SANM) were the second and third worst performing securities, posting negative returns of 57.42% and 49.70% respectively.


                     Maxim S&P 500 Index(R) Portfolio         S&P 500 Index(R)
   9/08/2003                   10,000.00                       10,000.00
  12/31/2003                   10,946.00                       10,839.70
  12/31/2004                   12,066.87                       12,015.30
  12/31/2005                   12,582.13                       12,606.88


Maxim S&P 500 Index(R) Portfolio
Total Return -

One Year:         4.27%
Since Inception:  10.35%


Portfolio Inception:       9/8/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim S&P 500 Index(R) Portfolio, made at its inception, with the performance of the S&P 500 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index(R) Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended, and the financial highlights for each of the two years in the period ended December 31, 2005 and for the period from September 8, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index(R) Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period ended December 31, 2005 and for the period from September 8, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                              $             700,378,748
      Cash                                                                                                        126,821
      Collateral for securities loaned                                                                         21,464,187
      Dividends receivable                                                                                        922,447
      Subscriptions receivable                                                                                  2,116,071
      Receivable for investments sold                                                                              49,394
                                                                                                  ------------------------
                                                                                                  ------------------------

      Total assets                                                                                            725,057,668
                                                                                                  ------------------------
                                                                                                  ------------------------

LIABILITIES:
      Due to investment adviser                                                                                   358,547
      Payable upon return of securities loaned                                                                 21,464,187
      Redemptions payable                                                                                       7,120,177
      Payable for investments purchased                                                                           873,753
      Variation margin on futures contracts                                                                        30,785
                                                                                                  ------------------------
                                                                                                  ------------------------

      Total liabilities                                                                                        29,847,449
                                                                                                  ------------------------
                                                                                                  ------------------------

NET ASSETS                                                                                      $             695,210,219
                                                                                                  ========================
                                                                                                  ========================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                             $               5,796,427
      Additional paid-in capital                                                                              584,255,362
      Net unrealized appreciation on investments and futures contracts                                        104,427,208
      Accumulated net realized gain on investments and futures contracts                                          731,222
                                                                                                  ------------------------
                                                                                                  ------------------------

NET ASSETS                                                                                      $             695,210,219
                                                                                                  ========================
                                                                                                  ========================

NET ASSET VALUE PER OUTSTANDING SHARE                                                           $                   11.99
                                                                                                  ========================
                                                                                                  ========================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                              200,000,000
      Outstanding                                                                                              57,964,274

(1)  Cost of investments in securities:                                                         $             595,844,255

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                $                 157,052
      Income from securities lending                                                                             92,491
      Dividends                                                                                              12,206,265
                                                                                                ------------------------
                                                                                                ------------------------

      Total income                                                                                           12,455,808
                                                                                                ------------------------
                                                                                                ------------------------

EXPENSES:
      Management fees                                                                                         3,966,836
                                                                                                ------------------------
                                                                                                ------------------------

NET INVESTMENT INCOME                                                                                         8,488,972
                                                                                                ------------------------
                                                                                                ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                        6,332,465
      Net realized gain on futures contracts                                                                    179,058
      Change in net unrealized appreciation on investments                                                   13,267,268
      Change in net unrealized depreciation on futures contracts                                               (149,785)
                                                                                                ------------------------
                                                                                                ------------------------

      Net realized and unrealized gain on investments and futures contracts                                  19,629,006
                                                                                                ------------------------
                                                                                                ------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $              28,117,978
                                                                                                ========================
                                                                                                ========================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                       2005                   2004
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                    $         8,488,972    $         8,939,136
      Net realized gain on investments                                                   6,332,465              5,968,722
      Net realized gain on futures contracts                                               179,058                355,334
      Change in net unrealized appreciation on investments                              13,267,268             50,786,705
      Change in net unrealized appreciation (depreciation) on futures contracts           (149,785)              (120,425)
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

      Net increase in net assets resulting from operations                              28,117,978             65,929,472
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                        (8,435,076)            (8,901,056)
      From net realized gains                                                           (7,486,724)            (5,068,712)
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

      Total distributions                                                              (15,921,800)           (13,969,768)
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                284,270,778            288,786,778
      Reinvestment of distributions                                                     15,921,800             13,969,768
      Amount from shares issued in connection with fund acquisition                                             8,419,915
      Redemptions of shares                                                           (288,503,271)          (307,678,728)
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

      Net increase in net assets resulting from share transactions                      11,689,307              3,497,733
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

      Total increase in net assets                                                      23,885,485             55,457,437

NET ASSETS:
      Beginning of period                                                              671,324,734            615,867,297
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

      End of period  (1)                                                       $       695,210,219    $       671,324,734
                                                                                 ==================     ==================
                                                                                 ==================     ==================
                                                                                                 0                      0
OTHER INFORMATION:

SHARES:
      Sold                                                                              24,150,272             26,362,039
      Issued in reinvestment of distributions                                            1,334,797              1,224,103
      Shares issued in connection with fund acquisition                                                           760,607
      Redeemed                                                                         (24,571,579)           (27,757,812)
                                                                                 ------------------     ------------------
                                                                                 ------------------     ------------------

      Net increase                                                                         913,490                588,937
                                                                                 ==================     ==================
                                                                                 ==================     ==================

(1) Including undistributed net investment income                              $                      $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                         Year Ended December 31,         Period Ended December 31,
                                                                   ------------------------------------  ------------------
                                                                   ------------------------------------  ---------------
                                                                        2005                2004             2003 +
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------
Net Asset Value, Beginning of Period                             $           11.77  $            10.91 $          10.00

Income from Investment Operations

Net investment income                                                         0.15                0.16             0.03
Net realized and unrealized gain                                              0.35                0.95             0.92
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Total Income From Investment Operations                                       0.50                1.11             0.95
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Less Distributions

From net investment income                                                   (0.15)              (0.16)           (0.03)
From net realized gains                                                      (0.13)              (0.09)           (0.01)
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Total Distributions                                                          (0.28)              (0.25)           (0.04)
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Net Asset Value, End of Period                                   $           11.99  $            11.77 $          10.91
                                                                   ================   =================  ===============
                                                                   ================   =================  ===============


Total Return                                                                 4.27%              10.24%            9.46% o

Net Assets, End of Period ($000)                                 $         695,210  $          671,325 $        615,867

Ratio of Expenses to Average Net Assets                                      0.60%               0.60%            0.60% *

Ratio of Net Investment Income to Average Net Assets                         1.28%               1.43%            1.20% *

Portfolio Turnover Rate                                                      9.97%               9.31%            4.17% o


 + The portfolio commenced operations on September 8, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim S&P 500 Index(R) Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim S&P 500 Index(R) Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $71,420,039 and $65,434,316, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $596,387,134. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $132,864,210 and gross depreciation of securities in which there was an excess of tax cost over value of $28,872,596 resulting in net appreciation of $103,991,614.

5. FUTURES CONTRACTS

        As of December 31, 2005, the Portfolio had 23 open S&P 500 long futures contracts. The contracts expire in March 2006 and the Portfolio has recorded unrealized depreciation of $107,285.

6. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $21,314,060 and received collateral of $21,464,187 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                                   2005                2004
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           8,631,337         12,428,694
          Long-term capital gain                                                    7,290,463          1,541,074
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   15,921,800         13,969,768
                                                                              ================    ===============

       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                            0
      Undistributed capital gains                                                                      1,166,816
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         1,166,816
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                     103,991,614
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                          105,158,430
                                                                                                  ===============


       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2005 the Portfolio reclassified $321,804 from undistributed net investment income to paid-in capital and $267,908 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        For the year ended December 31, 2005, the Portfolio utilized $321,804 of capital loss carryforwards acquired from merged funds (See Note 8).

8. FUND ACQUISITION

       On June 25, 2004, the Portfolio acquired all the net assets of the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds pursuant to a plan of reorganization approved by the shareholders of the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds on June 1, 2004. The acquisition was accomplished by a tax-free exchange of 469,937 shares of the Portfolio (valued at $5,202,198) for the 493,104 shares of the Orchard S&P 500 Index(R) Fund outstanding on June 25, 2004; 155,887 shares of the Portfolio (valued at $1,725,671) for the 187,232 shares of the Orchard DJIA Index Fund outstanding on June 25, 2004; and 134,783 shares of the Portfolio (valued at $1,492,045) for the 749,453 shares of the Orchard NASDAQ-100 Index Fund outstanding on June 25, 2004 The Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Fund's net assets at that date ($5,202,198, $1,725,671, and $1,492,045, respectively), including
       $66,066, $26,484, and $31,029 of unrealized appreciation, respectively, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds immediately before the acquisition were $621,445,969, $5,202,198, $1,725,671, and $1,492,045, respectively.

       At the time of the merger, the Orchard S&P 500 Index(R) and Orchard DJIA Index Funds had capital loss carryovers available to offset future gains of the Portfolio. These carryovers are limited to $321,804 for each period ending December 31, 2005 through 2011.

9. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2005, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.22%
     49,718 Boeing Co                                                  3,492,192
     12,477 General Dynamics Corp                                      1,423,002
      7,552 Goodrich Corp                                                310,387
     51,868 Honeywell International Inc                                1,932,083
      7,400 L-3 Communications Holdings Inc                              550,190
     22,028 Lockheed Martin Corp                                       1,401,642
     21,858 Northrop Grumman Corp                                      1,313,884
     27,503 Raytheon Co                                                1,104,245
     10,692 Rockwell Collins Inc                                         496,857
     62,792 United Technologies Corp                                   3,510,701
                                                                     $15,535,183

AGRICULTURE --- 0.33%
     40,174 Archer-Daniels-Midland Co                                    990,691
     16,549 Monsanto Co                                                1,283,044
                                                                      $2,273,735

AIR FREIGHT --- 1.03%
     18,712 FedEx Corp                                                 1,934,634
      3,992 Ryder System Inc                                             163,752
     68,015 United Parcel Service Inc Class B                          5,111,327
                                                                      $7,209,713

AIRLINES --- 0.10%
     42,882 Southwest Airlines Co                                        704,551
                                                                        $704,551

AUTO PARTS & EQUIPMENT --- 0.17%
      3,686 Cooper Tire & Rubber Co                                       56,470
      9,223 Dana Corp ^^                                                  66,221
     10,766 Goodyear Tire & Rubber Co ^^*                                187,113
     11,956 Johnson Controls Inc ^^                                      871,712
                                                                      $1,181,516

AUTOMOBILES --- 0.22%
    114,324 Ford Motor Co                                                882,581
     34,803 General Motors Corp ^^                                       675,874
                                                                      $1,558,455

BANKS --- 5.67%
     21,493 AmSouth Bancorp ^^                                           563,332
     33,363 BB&T Corp                                                  1,398,243
    247,396 Bank of America Corp (1)                                  11,417,325
     10,221 Comerica Inc                                                 580,144
      7,700 Compass Bancshares Inc                                       371,833
     34,133 Fifth Third Bancorp                                        1,287,497
      7,810 First Horizon National Corp ^^                               300,216
     14,004 Huntington Bancshares Inc                                    332,595
     25,146 KeyCorp                                                      828,058
      4,900 M&T Bank Corp                                                534,345
     12,849 Marshall & Ilsley Corp ^^                                    553,021
     33,949 National City Corp                                         1,139,668
     29,295 North Fork Bancorp Inc                                       801,511
     18,027 PNC Financial Services Group                               1,114,609
     28,189 Regions Financial Corp                                       962,936
     22,288 SunTrust Banks Inc                                         1,621,675
     19,228 Synovus Financial Corp                                       519,348
    111,814 US Bancorp                                                 3,342,120
     95,692 Wachovia Corp                                              5,058,279
    102,989 Wells Fargo & Co                                           6,470,799
      6,450 Zions Bancorp                                                487,362
                                                                     $39,684,916

BIOTECHNOLOGY --- 1.53%
     76,092 Amgen Inc*                                                 6,000,615
     11,565 Applera Corp - Applied Biosystems Group                      307,166
     20,918 Biogen Idec Inc*                                             948,213
      6,765 Chiron Corp*                                                 300,772
     15,966 Genzyme Corp*                                              1,130,073
     28,200 Gilead Sciences Inc*                                       1,484,166
     15,202 MedImmune Inc*                                               532,374
                                                                     $10,703,379

BROADCAST/MEDIA --- 0.74%
     33,252 Clear Channel Communications Inc ^^                        1,045,775
    133,761 Comcast Corp*                                              3,472,436
      5,200 EW Scripps Co ^^                                             249,704
     13,729 Univision Communications Inc Class A ^^*                     403,495
                                                                      $5,171,410

BUILDING MATERIALS --- 0.24%
     11,313 American Standard Cos Inc                                    451,954
     26,101 Masco Corp                                                   787,989
      6,335 Vulcan Materials Co                                          429,196
                                                                      $1,669,139

CHEMICALS --- 1.36%
     13,699 Air Products & Chemicals Inc                                 810,844
      4,441 Ashland Inc                                                  257,134
     59,458 Dow Chemical Co                                            2,605,450
     56,652 EI du Pont de Nemours & Co                                 2,407,710
      5,011 Eastman Chemical Co                                          258,517
     11,325 Ecolab Inc ^^                                                410,758
      7,405 Engelhard Corp                                               223,261
      6,901 Hercules Inc*                                                 77,981
      4,923 International Flavors & Fragrances Inc                       164,921
     10,281 PPG Industries Inc                                           595,270
     19,818 Praxair Inc                                                1,049,561
      8,862 Rohm & Haas Co                                               429,098
      4,182 Sigma-Aldrich Corp                                           264,679
                                                                      $9,555,184

COMMUNICATIONS - EQUIPMENT --- 2.68%
      7,167 ADC Telecommunications Inc*                                  160,111
      9,910 Andrew Corp*                                                 106,334
     25,772 Avaya Inc ^^*                                                274,987
     35,517 CIENA Corp*                                                  105,485
    378,243 Cisco Systems Inc*                                         6,475,520
     12,392 Comverse Technology Inc*                                     329,503
     93,856 Corning Inc*                                               1,845,209
    101,746 JDS Uniphase Corp ^^*                                        240,121
    273,728 Lucent Technologies Inc ^^*                                  728,116
    153,372 Motorola Inc                                               3,464,673
    101,242 QUALCOMM Inc                                               4,361,505
      9,479 Scientific-Atlanta Inc                                       408,261
     27,564 Tellabs Inc*                                                 300,448
                                                                     $18,800,273

COMPUTER HARDWARE & SYSTEMS --- 3.65%
     51,908 Apple Computer Inc                                         3,731,666
    144,995 Dell Inc*                                                  4,348,400
    147,207 EMC Corp*                                                  2,004,959
     16,240 Gateway Inc ^^*                                               40,762
    176,420 Hewlett-Packard Co                                         5,050,905
     97,290 International Business Machines Corp                       7,997,238
      7,181 Lexmark International Group Inc Class A*                     321,924
     11,276 NCR Corp                                                     382,707
     22,951 Network Appliance Inc*                                       619,677
      4,983 QLogic Corp*                                                 161,997
    210,259 Sun Microsystems Inc*                                        880,985
                                                                     $25,541,220

COMPUTER SOFTWARE & SERVICES --- 5.42%
     36,998 Adobe Systems Inc                                          1,367,446
      7,650 Affiliated Computer Services Inc Class A ^^*                 452,727
     14,210 Autodesk Inc                                                 610,320
     35,477 Automatic Data Processing Inc                              1,628,040
     13,249 BMC Software Inc*                                            271,472
     10,815 Citrix Systems Inc*                                          311,256
     28,263 Computer Associates International Inc                        796,734
     11,404 Computer Sciences Corp*                                      577,499
     23,842 Compuware Corp*                                              213,863
      8,533 Convergys Corp*                                              135,248
     18,484 Electronic Arts Inc*                                         966,898
     32,126 Electronic Data Systems Corp ^^                              772,309
     47,023 First Data Corp                                            2,022,459
     11,411 Fiserv Inc*                                                  493,754
     10,951 Intuit Inc*                                                  583,688
      5,327 Mercury Interactive Corp ^^*                                 148,037
    563,824 Microsoft Corp (1)                                        14,743,998
     23,494 Novell Inc*                                                  207,452
    231,536 Oracle Corp*                                               2,827,055
     16,683 Parametric Technology Corp*                                  101,766
     20,558 Paychex Inc                                                  783,671
      8,038 Sabre Holdings Corp                                          193,796
     32,562 Siebel Systems Inc                                           344,506
     66,572 Symantec Corp*                                             1,165,010
     20,990 Unisys Corp*                                                 122,372
     77,814 Yahoo! Inc*                                                3,048,753
     70,442 eBay Inc                                                   3,046,617
                                                                     $37,936,746

CONGLOMERATES --- 4.37%
     46,835 3M Co                                                      3,629,713
    650,741 General Electric Co (1)                                   22,808,473
      8,129 Textron Inc                                                  625,770
    123,938 Tyco International Ltd                                     3,576,851
                                                                     $30,640,807

CONTAINERS --- 0.17%
      6,432 Ball Corp ^^                                                 255,479
      6,486 Bemis Co Inc ^^                                              180,765
      8,745 Pactiv Corp*                                                 192,390
      5,065 Sealed Air Corp*                                             284,501
      6,902 Temple-Inland Inc ^^                                         309,555
                                                                      $1,222,690

COSMETICS & PERSONAL CARE --- 0.15%
      4,646 Alberto-Culver Co Class B                                    212,555
     28,230 Avon Products Inc                                            805,967
                                                                      $1,018,522

DISTRIBUTORS --- 0.28%
     10,707 Genuine Parts Co                                             470,251
     38,208 SYSCO Corp                                                 1,186,358
      4,707 WW Grainger Inc                                              334,668
                                                                      $1,991,277

ELECTRIC COMPANIES --- 2.51%
     10,060 Allegheny Energy Inc ^^*                                     318,399
     12,575 Ameren Corp                                                  644,343
     24,265 American Electric Power Co Inc                               899,989
     19,069 CenterPoint Energy Inc ^^                                    245,037
     12,338 Cinergy Corp                                                 523,871
     15,132 Consolidated Edison Inc                                      701,066
     10,918 DTE Energy Co                                                471,548
     21,442 Dominion Resources Inc                                     1,655,322
     20,114 Edison International                                         877,172
     12,807 Entergy Corp                                                 879,201
     41,140 Exelon Corp                                                2,186,180
     24,372 FPL Group Inc                                              1,012,900
     20,361 FirstEnergy Corp                                             997,485
     21,139 PG&E Corp ^^                                                 784,680
     23,352 PPL Corp                                                     686,549
      6,107 Pinnacle West Capital Corp                                   252,524
     15,468 Progress Energy Inc                                          679,355
     45,680 Southern Co                                                1,577,330
     12,809 TECO Energy Inc                                              220,059
     29,742 TXU Corp                                                   1,492,751
     24,790 Xcel Energy Inc ^^                                           457,623
                                                                     $17,563,384

ELECTRONIC INSTRUMENT & EQUIP --- 0.76%
     25,269 Agilent Technologies Inc*                                    841,205
     10,602 American Power Conversion Corp                               233,244
      5,665 Cooper Industries Inc                                        413,545
     25,302 Emerson Electric Co                                        1,890,059
     10,745 Jabil Circuit Inc*                                           398,532
      8,871 Molex Inc                                                    230,202
     11,090 Rockwell Automation Inc                                      656,084
     32,373 Sanmina - SCI Corp*                                          137,909
     56,219 Solectron Corp*                                              205,762
     15,377 Symbol Technologies Inc                                      197,133
      5,114 Tektronix Inc                                                144,266
                                                                      $5,347,941

ELECTRONICS - SEMICONDUCTOR --- 3.20%
     24,866 Advanced Micro Devices Inc*                                  760,900
     22,307 Altera Corp*                                                 413,349
     22,555 Analog Devices Inc ^^                                        809,048
     99,835 Applied Materials Inc ^^                                   1,791,040
     18,361 Applied Micro Circuits Corp*                                  47,188
     17,805 Broadcom Corp Class A*                                       839,506
     25,221 Freescale Semiconductor Inc*                                 634,813
    371,277 Intel Corp                                                 9,267,074
     12,169 KLA-Tencor Corp ^^                                           600,297
     24,041 LSI Logic Corp ^^*                                           192,328
     18,758 Linear Technology Corp                                       676,601
     20,200 Maxim Integrated Products Inc                                732,048
     38,017 Micron Technology Inc ^^*                                    506,006
     10,565 NVIDIA Corp*                                                 386,256
     21,162 National Semiconductor Corp ^^                               549,789
      8,222 Novellus Systems Inc*                                        198,315
     11,233 PMC-Sierra Inc ^^*                                            86,606
     12,117 Teradyne Inc ^^*                                             176,545
     99,605 Texas Instruments Inc                                      3,194,332
     21,447 Xilinx Inc                                                   540,679
                                                                     $22,402,720

ENGINEERING & CONSTRUCTION --- 0.06%
      5,392 Fluor Corp                                                   416,586
                                                                        $416,586

FINANCIAL SERVICES --- 5.08%
     15,113 Ameriprise Financial Inc                                     619,633
     47,383 Bank of New York Co Inc                                    1,509,149
     12,300 CIT Group Inc                                                636,894
    311,633 Citigroup Inc (1)                                         15,123,549
     36,760 Countrywide Financial Corp                                 1,256,824
     59,658       Fannie Mae (nonvtg)                                  2,911,907
      5,183 Federated Investors Inc Class B                              191,978
      9,143 Franklin Resources Inc                                       859,533
     42,594 Freddie Mac                                                2,783,518
     15,710 Golden West Financial Corp                                 1,036,860
     13,277 Janus Capital Group Inc                                      247,351
      5,619 MGIC Investment Corp ^^                                      369,843
     25,724 Mellon Financial Corp                                        881,047
     15,262 Moody's Corp                                                 937,392
     11,401 Northern Trust Corp                                          590,800
     17,240 Principal Financial Group                                    817,693
     22,000 Sovereign Bancorp Inc                                        475,640
     20,219 State Street Corp                                          1,120,941
      8,042 T Rowe Price Group Inc                                       579,265
     60,761 Washington Mutual Inc                                      2,643,104
                                                                     $35,592,921

FOOD & BEVERAGES --- 2.99%
     47,843 Anheuser-Busch Co Inc                                      2,055,335
      5,140 Brown-Forman Corp ^^                                         356,305
     11,477 Campbell Soup Co                                             341,670
    127,514 Coca-Cola Co                                               5,140,089
     18,582 Coca-Cola Enterprises Inc                                    356,217
     31,895 ConAgra Foods Inc                                            646,831
     12,100 Constellation Brands Inc                                     317,383
     21,902 General Mills Inc                                          1,080,207
     20,600 HJ Heinz Co                                                  694,632
     11,198 Hershey Foods Corp                                           618,690
     15,800 Kellogg Co                                                   682,876
      8,262 McCormick & Co Inc (nonvtg)                                  255,461
      3,521 Molson Coors Brewing Co Class B ^^                           235,872
      8,392 Pepsi Bottling Group Inc                                     240,095
    102,208 PepsiCo Inc                                                6,038,449
     46,692 Sara Lee Corp                                                882,479
     15,500 Tyson Foods Inc Class A                                      265,050
     11,087 Wm Wrigley Jr Co                                             737,175
                                                                     $20,944,816

GOLD, METALS & MINING --- 0.82%
     53,625 Alcoa Inc                                                  1,585,691
      5,188 Allegheny Technologies Inc                                   187,183
     11,328 Freeport-McMoRan Copper & Gold Inc                           609,446
     27,540 Newmont Mining Corp                                        1,470,636
      9,640 Nucor Corp                                                   643,181
      6,298 Phelps Dodge Corp                                            906,093
      6,989 United States Steel Corp                                     335,961
                                                                      $5,738,191

HEALTH CARE RELATED --- 3.19%
     17,628 Aetna Inc                                                  1,662,497
     12,824 AmericsourceBergen Corp                                      530,914
      7,823 CIGNA Corp                                                   873,829
     26,436 Cardinal Health Inc                                        1,817,475
     27,750 Caremark Rx Inc*                                           1,437,173
     10,000 Coventry Health Care Inc                                     569,600
      8,990 Express Scripts Inc Class A                                  753,362
     26,120 HCA Inc                                                    1,319,060
     15,182 Health Management Associates Inc Class A                     333,397
     10,021 Humana Inc*                                                  544,441
     14,228 IMS Health Inc                                               354,562
      8,200 Laboratory Corp of America Holdings*                         441,570
      4,891 Manor Care Inc ^^                                            194,515
     19,002 McKesson Corp                                                980,313
     19,007 Medco Health Solutions Inc*                                1,060,591
      8,500 Patterson Cos Inc*                                           283,900
     10,228 Quest Diagnostics Inc                                        526,537
     28,910 Tenet Healthcare Corp ^^*                                    221,451
     84,040 UnitedHealth Group Inc                                     5,222,246
     40,660 WellPoint Inc                                              3,244,261
                                                                     $22,371,694

HOMEBUILDING --- 0.37%
      7,900 Centex Corp                                                  564,771
     16,800 DR Horton Inc                                                600,264
      4,880 KB Home                                                      354,581
      8,500 Lennar Corp ^^                                               518,670
     13,232 Pulte Homes                                                  520,812
                                                                      $2,559,098

HOTELS/MOTELS --- 0.49%
     26,710 Carnival Corp                                              1,428,184
     20,137 Hilton Hotels Corp                                           485,503
     10,187 Marriott International Inc Class A                           682,223
     13,558 Starwood Hotels & Resorts Worldwide Inc                      865,814
                                                                      $3,461,724

HOUSEHOLD GOODS --- 2.65%
      4,867 Black & Decker Corp                                          423,234
      9,321 Clorox Co                                                    530,272
     31,909 Colgate-Palmolive Co                                       1,750,209
      9,005 Fortune Brands Inc                                           702,570
     28,826 Kimberly-Clark Corp                                        1,719,471
     11,343 Leggett & Platt Inc                                          260,435
      4,871 Maytag Corp                                                   91,672
     16,938 Newell Rubbermaid Inc                                        402,786
    206,496 Procter & Gamble Co (1)                                   11,951,988
      3,557 Snap-on Inc ^^                                               133,601
      4,513 Stanley Works                                                216,805
      4,150 Whirlpool Corp                                               347,604
                                                                     $18,530,647

INSURANCE RELATED --- 4.87%
     19,914 ACE Ltd                                                    1,064,204
     30,828 AFLAC Inc                                                  1,431,036
     39,952 Allstate Corp                                              2,160,205
      6,524 Ambac Financial Group Inc                                    502,739
    159,847 American International Group Inc (1)                      10,906,361
     19,715 Aon Corp                                                     708,754
     12,312 Chubb Corp                                                 1,202,267
     10,750 Cincinnati Financial Corp                                    480,310
     23,200 Genworth Financial Inc                                       802,256
     18,557 Hartford Financial Services Group Inc                      1,593,861
      8,234 Jefferson-Pilot Corp                                         468,762
     10,729 Lincoln National Corp                                        568,959
      8,396 Loews Corp                                                   796,361
      8,304 MBIA Inc ^^                                                  499,569
     33,504 Marsh & McLennan Cos Inc                                   1,064,087
     46,658 MetLife Inc                                                2,286,242
     12,174 Progressive Corp                                           1,421,680
     31,153 Prudential Financial Inc                                   2,280,088
      7,656 SAFECO Corp                                                  432,564
     42,669 St Paul Travelers Co Inc                                   1,906,024
      6,371 Torchmark Corp                                               354,228
     18,292 UnumProvident Corp                                           416,143
     10,796 XL Capital Ltd Class A ^^                                    727,434
                                                                     $34,074,134

INVESTMENT BANK/BROKERAGE FIRM --- 3.44%
      7,025 Bear Stearns Co Inc                                          811,598
     63,471 Charles Schwab Corp                                          931,120
     25,200 E*TRADE Financial Corp*                                      525,672
     27,793 Goldman Sachs Group Inc                                    3,549,444
    215,474 JPMorgan Chase & Co                                        8,552,163
     16,544 Lehman Brothers Holdings Inc                               2,120,444
     56,584 Merrill Lynch & Co Inc                                     3,832,434
     66,439 Morgan Stanley                                             3,769,749
                                                                     $24,092,624

LEISURE & ENTERTAINMENT --- 2.36%
      5,952 Brunswick Corp                                               242,008
     16,943 Harley-Davidson Inc ^^                                       872,395
     11,299 Harrah's Entertainment Inc                                   805,506
     10,903 Hasbro Inc                                                   220,023
     20,755 International Game Technology ^^                             638,839
      4,157 Live Nation*                                                  54,450
     24,781 Mattel Inc                                                   392,035
    149,800 News Corp                                                  2,329,390
    287,172 Time Warner Inc                                            5,008,280
     95,176 Viacom Inc Class B                                         3,102,738
    118,410 Walt Disney Co                                             2,838,288
                                                                     $16,503,952

MACHINERY --- 1.38%
     41,916 Caterpillar Inc                                            2,421,487
      2,900 Cummins Inc                                                  260,217
     14,620 Danaher Corp                                                 815,504
     14,831 Deere & Co                                                 1,010,139
     12,521 Dover Corp                                                   506,975
      9,154 Eaton Corp                                                   614,142
      5,670 ITT Industries Inc                                           582,989
     12,639 Illinois Tool Works Inc                                    1,112,106
     20,390 Ingersoll-Rand Co                                            823,144
      3,791 Navistar International Corp*                                 108,498
     10,496 PACCAR Inc                                                   726,638
      7,696 Pall Corp                                                    206,715
      7,412 Parker-Hannifin Corp                                         488,896
                                                                      $9,677,450

MEDICAL PRODUCTS --- 2.13%
      3,332 Bausch & Lomb Inc                                            226,243
     38,362 Baxter International Inc                                   1,444,329
     15,587 Becton Dickinson & Co                                        936,467
     15,364 Biomet Inc                                                   561,861
     36,316 Boston Scientific Corp*                                      889,379
      6,448 CR Bard Inc                                                  425,052
      7,600 Fisher Scientific International Inc*                         470,136
     20,437 Guidant Corp                                               1,323,296
      9,888 Hospira Inc*                                                 423,009
     74,472 Medtronic Inc                                              4,287,353
      3,247 Millipore Corp*                                              214,432
      8,069 PerkinElmer Inc                                              190,106
     22,588 St Jude Medical Inc*                                       1,133,918
     18,000 Stryker Corp ^^                                              799,740
      9,929 Thermo Electron Corp*                                        299,161
      6,838 Waters Corp*                                                 258,476
     15,259 Zimmer Holdings Inc*                                       1,029,067
                                                                     $14,912,025

OFFICE EQUIPMENT & SUPPLIES --- 0.26%
      6,851 Avery Dennison Corp                                          378,655
     14,092 Pitney Bowes Inc                                             595,387
     59,086 Xerox Corp ^^*                                               865,610
                                                                      $1,839,652

OIL & GAS --- 9.22%
      4,948 Amerada Hess Corp ^^                                         627,505
     14,661 Anadarko Petroleum Corp                                    1,389,130
     20,260 Apache Corp                                                1,388,215
     19,900 BJ Services Co                                               729,733
     21,077 Baker Hughes Inc                                           1,281,060
     23,306 Burlington Resources Inc                                   2,008,977
    138,245 Chevron Corp                                               7,848,169
     85,476 ConocoPhillips                                             4,972,994
     27,364 Devon Energy Corp                                          1,711,345
     14,952 EOG Resources                                              1,097,028
     40,557 El Paso Corp ^^                                              493,173
    383,236 Exxon Mobil Corp (1)                                      21,526,260
     31,572 Halliburton Co                                             1,956,201
      7,125 Kerr-McGee Corp                                              647,378
      6,497 Kinder Morgan Inc                                            597,399
     22,605 Marathon Oil Corp                                          1,378,227
     10,200 Murphy Oil Corp                                              550,698
      9,712 Nabors Industries Ltd*                                       735,684
     10,800 National Oilwell Varco Inc*                                  677,160
      8,411 Noble Corp                                                   593,312
     24,772 Occidental Petroleum Corp                                  1,978,787
      6,724 Rowan Cos Inc                                                239,643
     36,280 Schlumberger Ltd                                           3,524,602
      8,424 Sunoco Inc                                                   660,273
     20,366 Transocean Inc*                                            1,419,307
     38,000 Valero Energy Corp                                         1,960,800
     21,400 Weatherford International Ltd ^^                             774,680
     35,307 Williams Cos Inc                                             818,063
     22,366 XTO Energy Inc                                               982,762
                                                                     $64,568,565

PAPER & FOREST PRODUCTS --- 0.36%
     30,226 International Paper Co                                     1,015,896
      6,457 Louisiana-Pacific Corp                                       177,374
     11,203 MeadWestvaco Corp                                            314,020
     14,988 Weyerhaeuser Co                                              994,304
                                                                      $2,501,594

PERSONAL LOANS --- 1.29%
     76,469 American Express Co                                        3,935,095
     18,449 Capital One Financial Corp                                 1,593,994
     77,259 MBNA Corp                                                  2,097,582
     25,719 SLM Corp                                                   1,416,860
                                                                      $9,043,531

PHARMACEUTICALS --- 6.36%
     95,581 Abbott Laboratories                                        3,768,759
      8,109 Allergan Inc ^^                                              875,448
    120,510 Bristol-Myers Squibb Co                                    2,769,320
     70,047 Eli Lilly & Co                                             3,963,960
     20,843 Forest Laboratories Inc*                                     847,893
    183,219 Johnson & Johnson (1)                                     11,011,462
     14,799 King Pharmaceuticals Inc*                                    250,399
    134,640 Merck & Co Inc                                             4,282,898
     13,450 Mylan Laboratories Inc                                       268,462
    453,996 Pfizer Inc (1)                                            10,587,187
     91,000 Schering-Plough Corp                                       1,897,350
      6,284 Watson Pharmaceuticals Inc*                                  204,293
     82,702 Wyeth                                                      3,810,081
                                                                     $44,537,512

PHOTOGRAPHY/IMAGING --- 0.06%
     17,631 Eastman Kodak Co ^^                                          412,565
                                                                        $412,565

POLLUTION CONTROL --- 0.16%
     13,414 Allied Waste Industries Inc ^^*                              117,238
     33,939 Waste Management Inc                                       1,030,049
                                                                      $1,147,287

PRINTING & PUBLISHING --- 0.54%
      3,646 Dow Jones & Co Inc                                           129,397
     14,761 Gannett Co Inc                                               894,074
      4,337 Knight-Ridder Inc ^^                                         274,532
     23,076 McGraw-Hill Cos Inc                                        1,191,414
      2,611 Meredith Corp ^^                                             136,660
      8,929 New York Times Co ^^                                         236,172
     13,418 RR Donnelley & Sons Co                                       458,359
     16,079 Tribune Co                                                   486,551
                                                                      $3,807,159

RAILROADS --- 0.68%
     23,051 Burlington Northern Santa Fe Corp                          1,632,472
     13,349 CSX Corp                                                     677,729
     25,029 Norfolk Southern Corp                                      1,122,050
     16,345 Union Pacific Corp                                         1,315,936
                                                                      $4,748,187

REAL ESTATE --- 0.74%
      5,926 Apartment Investment & Management Co REIT ^^                 224,418
     13,100 Archstone-Smith Trust REIT                                   548,759
     25,041 Equity Office Properties Trust REIT ^^                       759,494
     17,781 Equity Residential REIT                                      695,593
     11,327 Plum Creek Timber Co Inc REIT                                408,338
     15,001 ProLogis Trust REIT                                          700,847
      5,100 Public Storage Inc REIT                                      345,372
     11,547 Simon Property Group Inc REIT                                884,847
      7,300 Vornado Realty Trust REIT                                    609,331
                                                                      $5,176,999

RESTAURANTS --- 0.79%
      8,043 Darden Restaurants Inc                                       312,712
     77,510 McDonald's Corp                                            2,613,637
     47,276 Starbucks Corp                                             1,418,753
      7,217 Wendy's International Inc                                    398,811
     17,427 Yum! Brands Inc                                              816,978
                                                                      $5,560,891

RETAIL --- 5.68%
     22,715 Albertson's Inc ^^                                           484,965
     18,900 Amazon.com Inc*                                              891,135
     11,092 AutoNation Inc*                                              241,029
      3,398 AutoZone Inc*                                                311,767
     18,311 Bed Bath & Beyond Inc*                                       661,943
     25,205 Best Buy Co Inc ^^                                         1,095,913
      6,949 Big Lots Inc ^^*                                              83,457
     50,118 CVS Corp                                                   1,324,118
      9,615 Circuit City Stores Inc - CarMax Group                       217,203
     29,071 Costco Wholesale Corp                                      1,438,142
      3,805 Dillard's Inc ^^                                              94,440
     19,467 Dollar General Corp                                          371,236
      9,490 Family Dollar Stores Inc ^^                                  235,257
     16,780 Federated Department Stores Inc                            1,113,017
     35,277 Gap Inc                                                      622,286
    130,891 Home Depot Inc                                             5,298,468
     14,367 JC Penney Co Inc                                             798,805
     21,255 Kohl's Corp*                                               1,032,993
     44,595 Kroger Co*                                                   841,954
     21,431 Limited Brands Inc                                           478,983
     48,188 Lowe's Cos Inc                                             3,212,212
     13,476 Nordstrom Inc                                                504,002
     19,046 Office Depot Inc*                                            598,044
      4,377 OfficeMax Inc                                                111,001
      8,247 RadioShack Corp                                              173,434
      8,416 SUPERVALU Inc                                                273,352
     27,600 Safeway Inc ^^                                               653,016
      6,136 Sears Holding Corp*                                          708,892
      6,957 Sherwin-Williams Co                                          315,987
     45,024 Staples Inc                                                1,022,495
     28,344 TJX Cos Inc                                                  658,431
     54,154 Target Corp                                                2,976,845
      8,803 Tiffany & Co                                                 337,067
    153,874 Wal-Mart Stores Inc                                        7,201,303
     62,331 Walgreen Co ^^                                             2,758,770
      8,500 Whole Foods Market Inc                                       657,815
                                                                     $39,799,777

SHOES --- 0.17%
     11,719 NIKE Inc Class B                                           1,017,092
      3,226 Reebok International Ltd                                     187,850
                                                                      $1,204,942

SPECIALIZED SERVICES --- 0.67%
      8,953 Apollo Group Inc*                                            541,298
     63,042 Cendant Corp                                               1,087,475
      8,446 Cintas Corp                                                  347,806
      7,969 Equifax Inc                                                  302,981
     20,122 H&R Block Inc                                                493,995
     26,498 Interpublic Group of Cos Inc*                                255,706
      7,559 Monster Worldwide Inc*                                       308,558
     11,179 Omnicom Group Inc                                            951,668
     10,531 Robert Half International Inc ^^                             399,020
                                                                      $4,688,507

TELEPHONE & TELECOMMUNICATIONS --- 2.98%
     23,558 ALLTEL Corp                                                1,486,510
    240,543 AT&T Inc                                                   5,890,898
    112,589 BellSouth Corp                                             3,051,162
      8,095 CenturyTel Inc                                               268,430
     20,513 Citizens Communications Co                                   250,874
     95,068 Qwest Communications International Inc*                      537,134
    181,901 Sprint Nextel Corp                                         4,249,207
    170,302 Verizon Communications                                     5,129,496
                                                                     $20,863,711

TEXTILES --- 0.22%
     23,400 Coach Inc                                                    780,156
      7,162 Jones Apparel Group Inc ^^                                   220,017
      6,532 Liz Claiborne Inc                                            233,976
      5,474 VF Corp                                                      302,931
                                                                      $1,537,080

TOBACCO --- 1.50%
    128,236 Altria Group Inc (1)                                       9,581,794
      5,315 Reynolds American Inc ^^                                     506,679
     10,055 UST Inc ^^                                                   410,546
                                                                     $10,499,019

UTILITIES --- 0.82%
     40,196 AES Corp*                                                    636,303
     13,471 CMS Energy Corp ^^*                                          195,464
     11,010 Constellation Energy Group                                   634,176
     57,155 Duke Energy Corp                                           1,568,905
     18,466 Dynegy Inc Class A ^^*                                        89,006
     10,753 KeySpan Corp ^^                                              383,775
      2,763 NICOR Inc ^^                                                 108,614
     16,756 NiSource Inc                                                 349,530
      2,365 Peoples Energy Corp ^^                                        82,941
     15,438 Public Service Enterprise Group Inc                        1,003,007
     15,824 Sempra Energy                                                709,549
                                                                      $5,761,270

TOTAL COMMON STOCK --- 99.13%                                       $694,286,870
(Cost $589,752,377)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,601,000 Federal Home Loan Bank                                     5,599,437
                  3.400%, January 3, 2006
    500,000 United States of America (1)                                 492,441
                  4.220%, May 11, 2006

TOTAL SHORT-TERM INVESTMENTS --- 0.87%                                $6,091,878
(Cost $6,091,878)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100%                    $700,378,748
(Cost $595,844,255)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at December 31, 2005. See Notes to Financial Statements.

Maxim Series Fund,Inc.

Summary of Investments by Sector

Maxim S&P 500 Index(R) Portfolio
December 31, 2005
Unaudited

                                                                        % of Portfolio
                   Sector                            Value ($)           Investments
---------------------------------------------    -----------------    -------------------
---------------------------------------------    -----------------    -------------------
Communications                                         44,835,394                  6.40%
Consumer Products & Services                          159,353,624                 22.76%
Financial Services                                    147,665,125                 21.08%
Health Care Related                                    92,524,610                 13.21%
Industrial Products & Services                         29,335,147                  4.19%
Natural Resources                                      75,082,085                 10.72%
Short Term Investments                                  6,091,878                  0.87%
Technology                                            106,763,810                 15.24%
Transportation                                         15,402,422                  2.20%
Utilities                                              23,324,653                  3.33%
                                                 -----------------    -------------------
                                                 -----------------    -------------------
                                                    $ 700,378,748                100.00%
                                                 =================    ===================

SHAREHOLDER EXPENSE EXAMPLE
Maxim S&P 500 Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,051.74       $ 3.10

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,022.18       $ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006